Remuneration and other benefits paid to Banco Santander’s directors and senior managers - Schedule of remuneration of members of the board of directors (Details) - Board directors - EUR (€)
€ in Thousands
	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Remuneration concept
Fixed salary remuneration of executive directors	€ 3,136	€ 2,859
Variable salary remuneration of executive directors	0	0
Directors fees	628	525
Bylaw-stipulated emoluments (annual emolument)	2,113	1,890
Other	1,407	1,317
Sub-total	7,284	6,591
Transactions with shares and/or other financial instruments	0	0
Total remuneration	€ 7,284	€ 6,591